AB Municipal Income Fund II

AB Ohio Portfolio

Portfolio of Investments

February 29, 2020 (unaudited)

	Principal
	Amount
	(000)	U.S. $ Value
MUNICIPAL OBLIGATIONS – 101.1%
Long-Term Municipal Bonds – 101.1%
Ohio – 83.1%
American Municipal Power, Inc.
4.00%, 02/15/2039	$1,000	$1,171,550
Series 2016A
5.00%, 02/15/2034	2,000	2,407,100
Buckeye Tobacco Settlement Financing Authority
Series 2007A-2
5.875%, 06/01/2047	1,120	1,121,389
Series 2020B
5.00%, 06/01/2055(a)	1,070	1,208,073
City of Chillicothe OH
(Adena Health System Obligated Group)
4.00%, 12/01/2042	505	565,580
Series 2017
5.00%, 12/01/2037	1,700	2,092,683
City of Cleveland OH
Series 2012
5.00%, 12/01/2028	2,215	2,459,337
City of Columbus OH
Series 2014A
4.00%, 02/15/2028	2,010	2,245,230
Cleveland Department of Public Utilities Division of
Public Power
AGM Series 2018
5.00%, 11/15/2035	1,100	1,399,222
Cleveland Municipal School District
Series 2015A
5.00%, 12/01/2033	3,000	3,356,460
County of Allen/OH Hospital Facilities Revenue
(Mercy Health/OH)
Series 2017A
5.00%, 08/01/2042	1,650	2,023,923
County of Cuyahoga OH
(MetroHealth System (The))
Series 2017
5.00%, 02/15/2037	1,400	1,661,856
County of Darke OH
(Wayne Hospital Co. Obligated Group)
Series 2019A
5.00%, 09/01/2049	190	226,003
County of Franklin OH
(Agler Green LP)
Series 2002A
5.65%, 05/20/2032	770	772,372
5.80%, 05/20/2044	1,150	1,152,921
County of Franklin OH
(First Community Village Obligated Group)
5.00%, 07/01/2049	160	162,789
Series 2013
5.625%, 07/01/2047	865	882,014
County of Franklin OH
(Trinity Health Corp.)
Series 2017
5.00%, 12/01/2047	1,150	1,427,127
Series 2019A
4.00%, 12/01/2038	1,250	1,497,725

	Principal
	Amount
	(000)	U.S. $ Value
County of Hamilton OH
(Life Enriching Communities Obligated Group)
Series 2012
5.00%, 01/01/2042	$1,625	$1,754,610
County of Hamilton OH Sewer System Revenue
Series 2013A
5.00%, 12/01/2031	4,305	4,930,818
County of Marion OH
(United Church Homes, Inc. Obligated Group)
5.00%, 12/01/2039	200	206,530
County of Montgomery OH
(Trousdale Foundation Obligated Group)
Series 2018A
6.25%, 04/01/2049(b)	450	515,943
County of Scioto OH
(Southern Ohio Medical Center Obligated Group)
Series 2016
5.00%, 02/15/2033	1,000	1,182,740
Dayton-Montgomery County Port Authority
(StoryPoint Troy Project)
Series 20151
7.00%, 01/15/2040	575	596,453
Gallia County Local School District
Series 2014
5.00%, 11/01/2029	2,000	2,342,620
Kent State University
Series 2012A
5.00%, 05/01/2031 (Pre-refunded/ETM)	1,000	1,090,020
Northeast Ohio Regional Sewer District
3.00%, 11/15/2035	1,935	2,143,187
Ohio Air Quality Development Authority
(FirstEnergy Generation LLC)
Series 2009D
4.25%, 08/01/2029	385	412,912
Ohio Air Quality Development Authority
(FirstEnergy Nuclear Generation LLC)
Series 2009A
4.375%, 06/01/2033	105	112,612
Ohio Air Quality Development Authority
(Ohio Valley Electric Corp.)
3.25%, 09/01/2029	640	686,618
Ohio Air Quality Development Authority
(Pratt Paper/OH, Inc.)
Series 2017
4.50%, 01/15/2048(b)	700	797,790
Ohio Higher Educational Facility Commission
(Denison University)
Series 2012
5.00%, 11/01/2032	590	639,943
Ohio Higher Educational Facility Commission
(Kenyon College)
Series 2017
5.00%, 07/01/2034-07/01/2042	3,365	4,123,401
Ohio University
Series 2013
5.00%, 12/01/2032	3,120	3,475,867
Princeton City School District
Series 2014

	Principal
	Amount
	(000)	U.S. $ Value
5.00%, 12/01/2039 (Pre-refunded/ETM)	$750	$898,290
South-Western City School District
4.00%, 12/01/2048	1,000	1,174,820
State of Ohio
(University Hospitals Health System, Inc. Obligated
Group)
Series 2020A
4.00%, 01/15/2038	800	951,440
Summit County Development Finance Authority
(County of Summit OH Lease)
Series 2012
5.00%, 12/01/2025	3,760	4,181,270
Toledo-Lucas County Port Authority
(CSX Transportation, Inc.)
Series 1992
6.45%, 12/15/2021	1,270	1,379,004
University of Akron (The)
Series 2014A
5.00%, 01/01/2032	3,080	3,509,414
		64,939,656
Alabama – 0.3%
Tuscaloosa County Industrial Development
Authority
(Hunt Refining Co.)
Series 2019A
4.50%, 05/01/2032(b)	100	115,927
5.25%, 05/01/2044(b)	100	119,316
		235,243
American Samoa – 0.3%
American Samoa Economic Development
Authority
(Territory of American Samoa)
7.125%, 09/01/2038(b)	185	224,231
Arizona – 0.1%
Maricopa County Industrial Development Authority
(Benjamin Franklin Charter School Ltd.)
Series 2018A
6.00%, 07/01/2052(b)	100	118,794
California – 0.3%
California Pollution Control Financing Authority
(Poseidon Resources Channelside LP)
Series 2012
5.00%, 07/01/2037(b)	220	240,196
State of California
Series 2004
5.25%, 04/01/2029	5	5,017
		245,213

Connecticut – 0.6%

Connecticut State Health & Educational Facilities

Authority

(University of New Haven, Inc.)

Series 2018K-1

	Principal
	Amount
	(000)	U.S. $ Value
5.00%, 07/01/2037	$415	$503,972
Florida – 3.4%
Brevard County Health Facilities Authority
(Health First, Inc. Obligated Group)
Series 2014
5.00%, 04/01/2033	1,000	1,144,510
County of Miami-Dade FL Aviation Revenue
Series 2014A
5.00%, 10/01/2033	1,300	1,509,157
		2,653,667
Georgia – 0.2%
Municipal Electric Authority of Georgia
5.00%, 01/01/2059	100	119,564
Guam – 2.0%
Guam Government Waterworks Authority
Series 2016
5.00%, 01/01/2046	615	713,369
Guam Power Authority
Series 2017A
5.00%, 10/01/2036-10/01/2038	690	824,482
		1,537,851
Illinois – 0.3%
Metropolitan Pier & Exposition Authority
5.00%, 06/15/2050(a)	210	257,300
Indiana – 0.1%
Indiana Finance Authority
(RES Polyflow Indiana LLC)
7.00%, 03/01/2039(b)	110	113,626
Kansas – 0.5%
Wyandotte County-Kansas City Unified
Government
(Wyandotte County-Kansas City Unified
Government Sales Tax)
Series 2018
4.50%, 06/01/2040	330	354,994
Michigan – 0.1%
City of Detroit MI
5.00%, 04/01/2036	50	58,184
New York – 0.9%
Suffolk County Economic Development Corp.
(Catholic Health Services of Long Island Obligated
Group)
Series 2011
5.00%, 07/01/2028	635	669,379
North Carolina – 0.5%
North Carolina Medical Care Commission
(Pennybyrn at Maryfield)
Series 2015
5.00%, 10/01/2035	375	406,346

	Principal
	Amount
	(000)	U.S. $ Value
Puerto Rico – 1.6%
Puerto Rico Electric Power Authority
AGM Series 2007V
5.25%, 07/01/2031	$100	$111,970
Puerto Rico Highway & Transportation Authority
AGC Series 2005L
5.25%, 07/01/2041	100	112,401
AGC Series 2007N
5.25%, 07/01/2034-07/01/2036	270	304,706
Puerto Rico Industrial Tourist Educational Medical
& Environmental Control Facilities Financing Auth
(AES Puerto Rico LP)
Series 2000
6.625%, 06/01/2026	255	263,287
Puerto Rico Sales Tax Financing Corp. Sales Tax
Revenue
Series 2018A
Zero Coupon, 07/01/2029	100	81,004
Series 2019A
4.329%, 07/01/2040	70	77,624
5.00%, 07/01/2058	265	303,258
		1,254,250
Tennessee – 1.0%
Bristol Industrial Development Board
(Bristol Industrial Development Board Sales Tax)
Series 2016A
5.00%, 12/01/2035(b)	125	132,165
Metropolitan Government Nashville & Davidson
County Health & Educational Facilities Board
(Belmont University)
Series 2012
5.00%, 11/01/2029	630	670,553
		802,718
Texas – 5.7%
Arlington Higher Education Finance Corp.
(Lifeschool of Dallas)
Series 2014A
5.00%, 08/15/2039	1,000	1,145,140
City of Houston TX
(City of Houston TX Hotel Occupancy Tax)
Series 2014
5.00%, 09/01/2031	1,025	1,194,463
City of Houston TX Airport System Revenue
(United Airlines, Inc.)
Series 2018
5.00%, 07/15/2028	215	266,514
Mission Economic Development Corp.
(Natgasoline LLC)
Series 2018
4.625%, 10/01/2031(b)	215	233,460
North Texas Tollway Authority
(North Texas Tollway System)
Series 2015B
5.00%, 01/01/2034	700	828,128

				Principal
				Amount
					(000)	U.S. $ Value
Texas Private Activity Bond Surface Transportation
Corp.
(LBJ Infrastructure Group LLC)
Series 2010
7.00%, 06/30/2040					$740	$753,845
						4,421,550
Wisconsin – 0.1%
Wisconsin Public Finance Authority
(Maryland Proton Treatment Center LLC)
Series 2018A-1
6.375%, 01/01/2048(b)					100	108,064
Total	Municipal Obligations
(cost $73,069,584)						79,024,602
Total Investments – 101.1%
(cost $73,069,584)(c)						79,024,602
Other assets less liabilities – (1.1)%						(844,933)
Net Assets – 100.0%						$78,179,669
CENTRALLY CLEARED INFLATION (CPI) SWAPS
			Rate Type
			Payments	Payments			Upfront
	Notional		made	received	Payment		Premiums		Unrealized
	Amount	Termination	by the	by the	Frequency Paid/	Market	Paid	Appreciation/
	(000)	Date	Fund	Fund	Received	Value	(Received)	(Depreciation)
USD	3,990	06/17/2024	1.760%	CPI#	Maturity	$(60,016)	$	— $	(60,016)
USD	710	08/09/2024	1.690%	CPI#	Maturity	(8,755)		—	(8,755)
USD	355	01/15/2025	1.637%	CPI#	Maturity	(3,983)		—	(3,983)
USD	795	01/15/2025	1.673%	CPI#	Maturity	(10,394)		—	(10,394)
USD	1,880	01/15/2025	1.671%	CPI#	Maturity	(20,401)		—	(20,401)
						$(103,549)	$	— $	(103,549)

# Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
			Payments	Payments				Upfront
Notional			made	received	Payment			Premiums	Unrealized
Amount		Termination	by the	by the	Frequency Paid/	Market		Paid	Appreciation/
(000)		Date	Fund	Fund	Received	Value		(Received)	(Depreciation)
					Quarterly/
USD	8,000	06/17/2021	3 Month LIBOR	1.907%	Semi-Annual $	87,869	$	— $	87,869
					Quarterly/
USD	6,630	08/09/2022	3 Month LIBOR	1.486%	Semi-Annual	83,932		—	83,932
					Quarterly/
USD	1,170	01/15/2025	3 Month LIBOR	1.566%	Semi-Annual	33,537		—	33,537
					Quarterly/
USD	142	02/05/2025	3 Month LIBOR	1.361%	Semi-Annual	2,704		—	2,704

			Rate Type
			Payments	Payments				Upfront
Notional			made	received	Payment			Premiums		Unrealized
Amount		Termination	by the	by the	Frequency Paid/	Market		Paid	Appreciation/
(000)		Date	Fund	Fund	Received	Value		(Received)	(Depreciation)
					Quarterly/
USD	318	02/06/2025	3 Month LIBOR	1.419%	Semi-Annual $	6,963	$		— $	6,963
					Quarterly/
USD	875	10/09/2029	3 Month LIBOR	1.473%	Semi-Annual	34,039			—	34,039
					Quarterly/
USD	150	04/16/2049	3 Month LIBOR	2.746%	Semi-Annual	55,755			—	55,755
						$304,799	$		— $	304,799

INFLATION (CPI) SWAPS

				Rate Type
				Payments	Payments	Payment			Upfront
	Notional			made	received	Frequency			Premiums		Unrealized
	Amount		Termination	by the	by the	Paid/	Market		Paid	Appreciation/
Swap Counterparty		(000)	Date	Fund	Fund	Received	Value		(Received)	(Depreciation)
Barclays Bank PLC	USD	2,685	09/20/2020	2.263%	CPI#	Maturity $	(30,539)	$		— $	(30,539)
Barclays Bank PLC	USD	2,541	10/15/2020	2.208%	CPI#	Maturity	(26,718)			—	(26,718)
Barclays Bank PLC	USD	1,375	10/15/2020	2.210%	CPI#	Maturity	(14,528)			—	(14,528)
Citibank, NA	USD	1,850	10/17/2020	2.220%	CPI#	Maturity	(19,939)			—	(19,939)
JPMorgan Chase
Bank, NA	USD	2,494	08/30/2020	2.210%	CPI#	Maturity	(25,203)			—	(25,203)
JPMorgan Chase
Bank, NA	USD	2,740	07/15/2024	2.165%	CPI#	Maturity	(77,933)			—	(77,933)
							$(194,860)	$		— $	(194,860)

# Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

				Rate Type
				Payments	Payments	Payment			Upfront
	Notional			made	received	Frequency			Premiums		Unrealized
	Amount		Termination	by the	by the	Paid/	Market		Paid	Appreciation/
Swap Counterparty		(000)	Date	Fund	Fund	Received	Value		(Received)	(Depreciation)
Citibank, NA	USD	1,175	10/09/2029	1.120%	SIFMA*	Quarterly $	(34,721)	$		— $	(34,721)
Citibank, NA	USD	1,175	10/09/2029	1.125%	SIFMA*	Quarterly	(35,328)			—	(35,328)
							$(70,049)	$		— $	(70,049)

*Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)When-Issued or delayed delivery security.

(b)Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2020, the aggregate market value of these securities amounted to $2,719,512 or 3.5% of net assets.

(c)As of February 29, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $6,260,184 and gross unrealized depreciation of investments was $(368,825), resulting in net unrealized appreciation of $5,891,359.

As of February 29, 2020, the Portfolio's percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.4% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation AGM – Assured Guaranty Municipal CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rates

AB Municipal Income Fund II

AB Ohio Portfolio

February 29, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio's own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•Level 1 - quoted prices in active markets for identical investments

•Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio's investments by the above fair value hierarchy levels as of February 29, 2020:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$—	$79,024,602		$—	$79,024,602
Total Investments in Securities	—	79,024,602		—	79,024,602
Other Financial Instruments(a):
Assets:
Centrally Cleared Interest Rate Swaps	—	304,799		—	304,799
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(103,549)		—	(103,549)
Inflation (CPI) Swaps	—	(194,860)		—	(194,860)
Interest Rate Swaps	—	(70,049)		—	(70,049)
Total	$—	$78,960,943		$—	$78,960,943(b)

(a)Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)The amount of $4,448,962 for Long-Term Municipal Bonds was transferred out of Level 3 into Level 2 as improved transparency of price inputs received from pricing vendors has increased the observability during the reporting period.

A summary of the Portfolio's transactions in AB mutual funds for the nine months ended February 29, 2020 is as follows:

	Market Value	Purchases	Sales	Market Value	Dividend
	05/31/2019	at Cost	Proceeds	02/29/2020	Income
Fund	(000)	(000)	(000)	(000)	(000)
Government Money Market Portfolio	$204	$11,853	$12,057	$0	$9